Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables, net	$ 6,754	$ 5,837
Tax receivables	414	494
Other receivables	120	13
Total trade and other receivables	7,288	6,344
Interest income (expense)	146	290
Trade receivables	3,737
Gross carrying amount
Trade and other receivables
Trade receivables, net	7,145	5,980
Loss allowance
Trade and other receivables
Trade receivables, net	(76)
Less amortized cost adjustment
Trade and other receivables
Trade receivables, net	(315)	(143)
Current
Trade and other receivables
Trade receivables, gross	$ 648	$ 0